Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Vessels

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance January 1, 2017	$138,060	(16,719)	$121,341
Depreciation	—	(5,567)	(5,567)
Balance December 31, 2017	138,060	(22,286)	115,774
Depreciation	—	(5,500)	(5,500)
Vessel impairment charge	(3,750)	1,468	(2,282)
Balance December 31, 2018	$134,310	$(26,318)	$107,992
Depreciation	—	(5,320)	(5,320)
Additions	625	-	625
Reclassification of vessel as held-for-sale	(26,412)	10,622	(15,790)
Balance December 31, 2019	$108,523	$(21,016)	$87,507